Expenses for shipping activities (Tables)	6 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Disclosure of voyage expenses and commissions	Voyage expenses and commissions

For the six month period ended

(in thousands of USD)	June 30, 2025	June 30, 2024

Commissions paid	(10,975)	(9,158)
Bunkers	(79,970)	(59,270)
Other voyage related expenses	(32,797)	(17,475)
Total voyage expenses and commissions	(123,742)	(85,903)

Disclosure of vessel operating expenses	Vessel operating expenses

For the six month period ended

(in thousands of USD)	June 30, 2025	June 30, 2024

Operating expenses	(159,276)	(92,813)
Insurance	(16,197)	(7,200)
Total vessel operating expenses	(175,473)	(100,013)

Disclosure of general and administrative expense explanatory	General and administrative expenses

	For the six month period ended

(in thousands of USD)	June 30, 2025	June 30, 2024

Wages and salaries	(12,029)	(7,332)
Social security costs	(1,918)	(1,603)
Activated costs	—	358
Other employee benefits	(1,637)	(750)
Employee benefits	(15,584)	(9,327)

Administrative expenses	(39,501)	(25,780)
Tonnage Tax	(1,459)	(866)
Claims	—	(477)
Provisions	149	163

Total general and administrative expenses	(56,395)	(36,287)